Lease Liabilities - Summary of Maturity Analysis of Lease Liabilities Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 438,052	€ 407,687	€ 508,153
Not later than one year [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	106,643	92,842
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	92,344	79,604
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	65,610	60,281
Later than three years and not later than four years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	38,898	47,107
Later Than Four Years [Member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 134,557	€ 127,853